As filed with the Securities and Exchange Commission on March 27, 2019
UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number: 811-22396
NEUBERGER BERMAN HIGH YIELD STRATEGIES FUND INC.
(Exact Name of Registrant as Specified in Charter)
c/o Neuberger Berman Investment Advisers LLC
1290 Avenue of the Americas
 New York, New York 10104-0002
(Address of Principal Executive Offices – Zip Code)
Registrant's telephone number, including area code: (212) 476-8800
Joseph V. Amato, Chief Executive Officer and President
Neuberger Berman High Yield Strategies Fund Inc.
c/o Neuberger Berman Investment Advisers LLC
1290 Avenue of the Americas
New York, New York 10104-0002

Arthur C. Delibert, Esq.
K&L Gates LLP
1601 K Street, N.W.
Washington, D.C. 20006-1600
(Names and Addresses of Agents for Service)
Date of fiscal year end:  October 31
Date of reporting period:  January 31, 2019
Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of their first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (“1940 Act”) (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Schedule of Investments High Yield Strategies Fund Inc.^
(Unaudited) January 31, 2019

PRINCIPAL AMOUNT		VALUE†

Loan Assignments(a) 9.2%

Building & Development 0.2%
$379,043	Realogy Corporation, Term Loan B, (1 month USD LIBOR + 2.25%), 4.76%, due 2/8/25	$368,619

Business Equipment & Services 0.8%
766,354	First Data Corporation, Term Loan, (1 month USD LIBOR + 2.00%), 4.52%, due 7/8/22	763,036
188,575	Iron Mountain, Inc., Term Loan B, (1 month USD LIBOR + 1.75%), 4.25%, due 1/2/26	182,446
789,088	Presidio, Term Loan B, (USD LIBOR + 2.75%), 5.54%, due 2/2/24	778,893	(b)
321,698	Servicemaster Company, Term Loan B, (1 month USD LIBOR + 2.50%), 5.00%, due 11/8/23	319,620
		2,043,995
Cable & Satellite Television 0.7%
1,177,050	Altice France S.A., Term Loan B13, (1 month USD LIBOR + 4.00%), 6.51%, due 8/14/26	1,108,534
625,000	Altice US Finance I Corporation, Term Loan, (1 month USD LIBOR + 2.25%), 4.76%, due 1/15/26	601,562
		1,710,096
Chemicals & Plastics 0.3%
729,088	Starfruit Finco B.V., Term Loan B, (1 month USD LIBOR + 3.25%), 5.75%, due 10/1/25	712,231

Containers & Glass Products 0.9%
835,800	Berlin Packaging LLC, First Lien Term Loan, (USD LIBOR + 3.00%), 5.55%, due 11/7/25	802,368	(b)
563,570	BWAY Corporation, Term Loan B, (3 month USD LIBOR + 3.25%), 6.03%, due 4/3/24	542,791
827,007	Reynolds Group, Term Loan, (1 month USD LIBOR + 2.75%), 5.25%, due 2/5/23	814,528
		2,159,687
Diversified Insurance 0.3%
685,000	Sedgwick Claims Management Services, Inc., Term Loan B, (1 month USD LIBOR + 3.25%), 5.75%, due 12/31/25	666,731

Drugs 0.7%
654,500	Bausch Health Companies Inc., Term Loan B, (1 month USD LIBOR + 2.75%), 5.26%, due 11/27/25	644,885
604,898	Mallinckrodt International, Term Loan B, (3 month USD LIBOR + 2.75%), 5.55%, due 9/24/24	561,690
133,592	Mallinckrodt International Finance S.A., Term Loan B, (3 month USD LIBOR + 3.00%), 5.62%, due 2/24/25	125,187
298,875	Valeant Pharmaceuticals International, Inc., Term Loan B, (1 month USD LIBOR + 3.00%), 5.51%, due 6/2/25	295,411
		1,627,173
Ecological Services & Equipment 0.2%
363,773	ADS Waste Holdings, Inc., Term Loan B3, (1 week USD LIBOR + 2.25%), 4.66%, due 11/10/23	359,397

Electronics - Electrical 0.7%
407,252	SS&C Technologies Holdings Europe S.A.R.L., Term Loan B4, (1 month USD LIBOR + 2.25%), 4.75%, due 4/16/25	398,712
	SS&C Technologies Inc.
1,058,806	Term Loan B3, (1 month USD LIBOR + 2.25%), 4.75%, due 4/16/25	1,036,603
234,409	Term Loan B5, (1 month USD LIBOR + 2.25%), 4.75%, due 4/16/25	229,779
		1,665,094
Food Service 0.3%
739,684	Burger King Corporation, Term Loan B3, (1 month USD LIBOR + 2.25%), 4.75%, due 2/16/24	726,740

Health Care 0.7%
739,997	Multiplan, Inc., Term Loan B, (3 month USD LIBOR + 2.75%), 5.55%, due 6/7/23	715,251
1,144,613	Team Health, Inc., First Lien Term Loan, (1 month USD LIBOR + 2.75%), 5.25%, due 2/6/24	1,027,290	(c)
		1,742,541
Leisure Goods - Activities - Movies 0.8%
743,128	Crown Finance US, Inc., Term Loan, (1 month USD LIBOR + 2.50%), 5.00%, due 2/28/25	724,364
1,292,947	Seaworld, Term Loan B5, (1 month USD LIBOR + 3.00%), 5.50%, due 3/31/24	1,266,286
		1,990,650
Lodging & Casinos 0.6%
800,938	Boyd Gaming Corporation, Term Loan B3, (1 week USD LIBOR + 2.25%), 4.66%, due 9/15/23	789,429	(d)(e)
733,084	Mohegan Tribal Gaming, Term Loan B, (1 month USD LIBOR + 4.00%), 6.50%, due 10/13/23	678,711
		1,468,140
Publishing 0.3%
675,000	R.R. Donnelley & Sons Company, Term Loan B, (1 month USD LIBOR + 5.00%), 7.51%, due 1/15/24	666,563

Radio & Television 0.2%
568,411	Univision Communications Inc., Term Loan C5, (1 month USD LIBOR + 2.75%), 5.25%, due 3/15/24	528,269

Retailers (except food & drug) 0.5%
998,786	Bass Pro Shops, Term Loan B, (1 month USD LIBOR + 5.00%), 7.50%, due 9/25/24	986,301
320,301	CDW LLC, Term Loan B, (1 month USD LIBOR + 1.75%), 4.25%, due 8/17/23	318,549
		1,304,850
Telecommunications 0.6%
762,300	Centurylink, Term Loan B, (1 month USD LIBOR + 2.75%), 5.25%, due 1/31/25	727,760
740,000	Intelsat Jackson HLDG, Term Loan B3, (1 month USD LIBOR + 3.75%), 6.25%, due 11/27/23	732,733
		1,460,493
Utilities 0.4%
742,597	Calpine Corp., Term Loan B6, (3 month USD LIBOR + 2.50%), 5.31%, due 1/15/23	729,698
274,461	Texas Competitive, Term Loan B2, (1 month USD LIBOR + 2.25%), 4.75%, due 12/14/23	271,432
		1,001,130
	Total Loan Assignments (Cost $22,746,923)	22,202,399

Corporate Bonds 137.6%

Advertising 3.1%
	Lamar Media Corp.
370,000	5.00%, due 5/1/23	372,775
360,000	5.75%, due 2/1/26	372,816
405,000	MDC Partners, Inc., 6.50%, due 5/1/24	368,672	(f)
	Nielsen Co. Luxembourg SARL
750,000	5.50%, due 10/1/21	755,850	(f)
1,020,000	5.00%, due 2/1/25	1,012,350	(f)
	Nielsen Finance LLC/Nielsen Finance Co.
460,000	4.50%, due 10/1/20	458,850
2,705,000	5.00%, due 4/15/22	2,700,942	(f)
	Outfront Media Capital LLC/Outfront Media Capital Corp.
365,000	5.63%, due 2/15/24	369,106
1,035,000	5.88%, due 3/15/25	1,045,350
		7,456,711
Aerospace & Defense 1.1%
710,000	BBA US Holdings, Inc., 5.38%, due 5/1/26	710,000	(f)
1,980,000	TransDigm, Inc., 6.25%, due 3/15/26	2,009,700	(f)(g)
		2,719,700
Auto Parts & Equipment 0.8%
	Goodyear Tire & Rubber Co.
550,000	5.13%, due 11/15/23	548,625
620,000	4.88%, due 3/15/27	555,675
900,000	IHO Verwaltungs GmbH, 4.50% Cash/5.25% PIK, due 9/15/23	857,250	(f)(h)
		1,961,550
Banking 0.6%
	CIT Group, Inc.
620,000	4.13%, due 3/9/21	621,550
820,000	4.75%, due 2/16/24	829,225
		1,450,775
Brokerage 1.7%
4,210,000	LPL Holdings, Inc., 5.75%, due 9/15/25	4,139,693	(f)

Building & Construction 3.8%
	Lennar Corp.
510,000	8.38%, due 1/15/21	549,525
405,000	5.38%, due 10/1/22	415,125
1,265,000	4.75%, due 11/15/22	1,269,744
960,000	4.88%, due 12/15/23	960,000
630,000	5.25%, due 6/1/26	614,250
490,000	PulteGroup, Inc., 5.50%, due 3/1/26	492,450
	Taylor Morrison Communities, Inc./Taylor Morrison Holdings II, Inc.
560,000	5.25%, due 4/15/21	560,700	(f)
1,150,000	5.63%, due 3/1/24	1,118,375	(f)
	Toll Brothers Finance Corp.
680,000	4.38%, due 4/15/23	666,400
250,000	5.63%, due 1/15/24	256,250
1,170,000	4.88%, due 3/15/27	1,126,125
845,000	4.35%, due 2/15/28	768,950
305,000	TRI Pointe Group, Inc., 5.25%, due 6/1/27	263,825
		9,061,719
Building Materials 0.5%
760,000	HD Supply, Inc., 5.38%, due 10/15/26	763,800	(f)
480,000	USG Corp., 5.50%, due 3/1/25	488,400	(f)
		1,252,200
Cable & Satellite Television 13.9%
375,000	Altice Financing SA, 6.63%, due 2/15/23	376,988	(f)
720,000	Altice France SA, 8.13%, due 2/1/27	709,200	(f)
	Altice Luxembourg SA
2,030,000	7.75%, due 5/15/22	1,969,100	(f)
2,235,000	7.63%, due 2/15/25	1,899,750	(f)
	CCO Holdings LLC/CCO Holdings Capital Corp.
1,210,000	5.25%, due 9/30/22	1,223,219
2,090,000	5.13%, due 5/1/23	2,117,964	(f)
525,000	5.88%, due 4/1/24	538,251	(f)
2,595,000	5.75%, due 2/15/26	2,640,412	(f)
1,880,000	5.00%, due 2/1/28	1,786,000	(f)
	CSC Holdings LLC
2,029,000	5.13%, due 12/15/21	2,032,145	(f)
200,000	5.38%, due 7/15/23	202,000	(f)
2,010,000	7.75%, due 7/15/25	2,105,475	(f)
890,000	6.63%, due 10/15/25	931,162	(f)
1,583,000	10.88%, due 10/15/25	1,824,407	(f)
1,490,000	5.50%, due 5/15/26	1,475,100	(f)
785,000	5.50%, due 4/15/27	767,322	(f)
520,000	7.50%, due 4/1/28	534,300	(f)
	DISH DBS Corp.
375,000	6.75%, due 6/1/21	381,941
2,280,000	5.88%, due 11/15/24	1,889,550
780,000	7.75%, due 7/1/26	671,775
	Numericable-SFR SA
905,000	6.25%, due 5/15/24	887,172	(f)
3,605,000	7.38%, due 5/1/26	3,478,825	(f)
565,000	UPCB Finance IV Ltd., 5.38%, due 1/15/25	543,813	(f)
360,000	Virgin Media Finance PLC, 6.00%, due 10/15/24	364,608	(f)
1,945,000	Virgin Media Secured Finance PLC, 5.50%, due 8/15/26	1,910,962	(f)
395,000	Ziggo B.V., 5.50%, due 1/15/27	373,153	(f)
		33,634,594
Chemicals 3.0%
545,000	CF Industries, Inc., 5.38%, due 3/15/44	473,632
575,000	INEOS Group Holdings SA, 5.63%, due 8/1/24	551,695	(f)
	NOVA Chemicals Corp.
820,000	5.25%, due 8/1/23	797,278	(f)
1,960,000	4.88%, due 6/1/24	1,862,000	(f)
1,225,000	5.00%, due 5/1/25	1,127,000	(f)
855,000	5.25%, due 6/1/27	780,187	(f)
275,000	Platform Specialty Products Corp., 5.88%, due 12/1/25	274,313	(f)
350,000	PQ Corp., 6.75%, due 11/15/22	365,925	(f)
920,000	WR Grace & Co-Conn, 5.13%, due 10/1/21	945,300	(f)
		7,177,330
Consumer - Commercial Lease Financing 6.5%
680,000	Avolon Holdings Funding Ltd., 5.13%, due 10/1/23	690,336	(f)
	Navient Corp.
785,000	8.00%, due 3/25/20	817,381
750,000	5.88%, due 3/25/21	764,760
370,000	6.63%, due 7/26/21	380,175
683,000	5.88%, due 10/25/24	638,605
675,000	6.75%, due 6/15/26	636,174
	Park Aerospace Holdings Ltd.
3,105,000	5.25%, due 8/15/22	3,152,506	(f)
1,815,000	5.50%, due 2/15/24	1,844,494	(f)
1,365,000	SLM Corp., 6.13%, due 3/25/24	1,306,988
	Springleaf Finance Corp.
895,000	7.75%, due 10/1/21	941,988
1,350,000	6.13%, due 5/15/22	1,387,692
1,320,000	6.88%, due 3/15/25	1,263,900
2,015,000	7.13%, due 3/15/26	1,919,287
		15,744,286
Diversified Capital Goods 0.5%
	CFX Escrow Corp.
440,000	6.00%, due 2/15/24	440,000	(f)(g)
355,000	6.38%, due 2/15/26	355,000	(f)(g)
	SPX FLOW, Inc.
185,000	5.63%, due 8/15/24	181,300	(f)
275,000	5.88%, due 8/15/26	270,875	(f)
		1,247,175
Electric - Generation 6.4%
	Calpine Corp.
1,995,000	6.00%, due 1/15/22	2,009,962	(f)
955,000	5.38%, due 1/15/23	928,738
1,060,000	5.75%, due 1/15/25	999,050
	Dynegy, Inc.
1,205,000	5.88%, due 6/1/23	1,232,113
3,273,000	7.63%, due 11/1/24	3,477,562
	NRG Energy, Inc.
2,365,000	7.25%, due 5/15/26	2,555,382
2,915,000	6.63%, due 1/15/27	3,068,679
1,185,000	Vistra Operations Co. LLC, 5.63%, due 2/15/27	1,194,628	(f)(g)
		15,466,114
Electric - Integrated 1.6%
	Talen Energy Supply LLC
2,480,000	9.50%, due 7/15/22	2,529,600	(f)
1,405,000	10.50%, due 1/15/26	1,299,625	(f)
		3,829,225
Electronics 0.4%
960,000	Sensata Technologies UK Financing Co. PLC, 6.25%, due 2/15/26	1,000,800	(f)

Energy - Exploration & Production 9.9%
	Ascent Resources Utica Holdings LLC/ARU Finance Corp.
982,000	10.00%, due 4/1/22	1,049,512	(f)
2,230,000	7.00%, due 11/1/26	2,151,950	(f)
	Chesapeake Energy Corp.
3,040,000	8.00%, due 1/15/25	3,055,808
1,255,000	8.00%, due 6/15/27	1,202,867
	EP Energy LLC/Everest Acquisition Finance, Inc.
300,000	7.75%, due 9/1/22	135,000
2,760,000	6.38%, due 6/15/23	1,076,400
2,581,000	9.38%, due 5/1/24	1,374,382	(f)
	Oasis Petroleum, Inc.
992,000	6.88%, due 3/15/22	989,520
1,340,000	6.25%, due 5/1/26	1,267,975	(f)
	Parsley Energy LLC/Parsley Finance Corp.
185,000	5.38%, due 1/15/25	183,613	(f)
125,000	5.63%, due 10/15/27	123,906	(f)
565,000	PDC Energy, Inc., 5.75%, due 5/15/26	529,688
	Range Resources Corp.
895,000	5.00%, due 8/15/22	869,269
1,620,000	5.00%, due 3/15/23	1,539,000
2,895,000	Sanchez Energy Corp., 6.13%, due 1/15/23	506,625
	SM Energy Co.
632,000	6.13%, due 11/15/22	633,580
550,000	5.00%, due 1/15/24	519,745
1,840,000	6.63%, due 1/15/27	1,803,200
	Whiting Petroleum Corp.
990,000	5.75%, due 3/15/21	990,000
1,345,000	6.25%, due 4/1/23	1,328,187
910,000	6.63%, due 1/15/26	891,800
	WPX Energy, Inc.
750,000	5.25%, due 9/15/24	740,625
890,000	5.75%, due 6/1/26	885,550
		23,848,202
Food & Drug Retail 0.3%
770,000	Albertsons Cos. LLC/Safeway, Inc./New Albertsons L.P./Albertson's LLC, 5.75%, due 3/15/25	720,913

Food - Wholesale 0.8%
	Post Holdings, Inc.
1,045,000	5.50%, due 3/1/25	1,039,775	(f)
365,000	5.75%, due 3/1/27	357,631	(f)
545,000	5.63%, due 1/15/28	522,513	(f)
		1,919,919
Gaming 4.3%
	Boyd Gaming Corp.
745,000	6.88%, due 5/15/23	774,338
2,760,000	6.38%, due 4/1/26	2,818,650
1,680,000	Eldorado Resorts, Inc., 6.00%, due 9/15/26	1,675,800	(f)
480,000	Int'l Game Technology PLC, 6.25%, due 1/15/27	486,600	(f)
	MGM Resorts Int'l
290,000	5.25%, due 3/31/20	294,350
830,000	6.63%, due 12/15/21	876,646
895,000	5.75%, due 6/15/25	899,475
575,000	Station Casinos LLC, 5.00%, due 10/1/25	549,930	(f)
500,000	VICI Properties 1 LLC/VICI FC, Inc., 8.00%, due 10/15/23	540,000
1,510,000	Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 5.50%, due 3/1/25	1,462,813	(f)
		10,378,602
Gas Distribution 6.6%
1,805,000	Antero Midstream Partners L.P./Antero Midstream Finance Corp., 5.38%, due 9/15/24	1,768,900
730,000	Cheniere Corpus Christi Holdings LLC, 5.88%, due 3/31/25	765,587
	Crestwood Midstream Partners L.P./Crestwood Midstream Finance Corp.
465,000	6.25%, due 4/1/23	469,069
345,000	5.75%, due 4/1/25	338,204
1,115,000	DCP Midstream LLC, (3 month USD LIBOR + 3.85%), 5.85%, due 5/21/43	958,900	(a)(f)
	DCP Midstream Operating L.P.
350,000	5.38%, due 7/15/25	357,000
480,000	5.60%, due 4/1/44	435,600
350,000	Energy Transfer Equity L.P., 5.88%, due 1/15/24	373,625
	NuStar Logistics L.P.
975,000	4.75%, due 2/1/22	950,625
440,000	5.63%, due 4/28/27	426,800
2,275,000	SemGroup Corp./Rose Rock Finance Corp., 5.63%, due 11/15/23	2,115,750
3,135,000	Summit Midstream Holdings LLC/Summit Midstream Finance Corp., 5.75%, due 4/15/25	2,939,062
	Targa Resources Partners L.P./Targa Resources Partners Finance Corp.
600,000	4.25%, due 11/15/23	580,500
1,005,000	6.75%, due 3/15/24	1,045,200
685,000	5.13%, due 2/1/25	673,013
470,000	6.50%, due 7/15/27	484,394	(f)
1,105,000	5.00%, due 1/15/28	1,041,462
235,000	6.88%, due 1/15/29	244,536	(f)
		15,968,227
Health Facilities 6.4%
50,000	Acadia Healthcare Co., Inc., 6.50%, due 3/1/24	49,250
915,000	Columbia/HCA Corp., 7.69%, due 6/15/25	1,006,500
	HCA, Inc.
1,315,000	4.75%, due 5/1/23	1,354,805
1,035,000	5.00%, due 3/15/24	1,076,918
340,000	5.25%, due 4/15/25	359,125
2,090,000	5.38%, due 9/1/26	2,144,862
865,000	5.63%, due 9/1/28	893,926
950,000	5.88%, due 2/1/29	995,125
1,205,000	MEDNAX, Inc., 6.25%, due 1/15/27	1,209,519	(f)
	Tenet Healthcare Corp.
790,000	7.50%, due 1/1/22	820,810	(f)
355,000	8.13%, due 4/1/22	370,975
1,030,000	6.75%, due 6/15/23	1,011,975
865,000	4.63%, due 7/15/24	847,250
1,660,000	6.25%, due 2/1/27	1,684,900	(f)(g)
1,215,000	6.88%, due 11/15/31	1,075,275
570,000	THC Escrow Corp., 7.00%, due 8/1/25	549,702
		15,450,917
Health Services 1.2%
730,000	DaVita, Inc., 5.75%, due 8/15/22	741,862
1,540,000	IQVIA, Inc., 5.00%, due 10/15/26	1,547,700	(f)
650,000	Service Corp. Int'l, 5.38%, due 5/15/24	663,813
		2,953,375
Hotels 0.7%
1,160,000	ESH Hospitality, Inc., 5.25%, due 5/1/25	1,146,776	(f)
520,000	Hilton Domestic Operating Co, Inc., 5.13%, due 5/1/26	523,900	(f)
		1,670,676
Integrated Energy 1.2%
	Cheniere Energy Partners L.P.
2,185,000	5.25%, due 10/1/25	2,195,903
745,000	5.63%, due 10/1/26	746,758	(f)
		2,942,661
Investments & Misc. Financial Services 0.6%
	MSCI, Inc.
265,000	5.25%, due 11/15/24	270,300	(f)
1,195,000	5.75%, due 8/15/25	1,236,825	(f)
		1,507,125
Machinery 0.3%
600,000	RBS Global, Inc./Rexnord LLC, 4.88%, due 12/15/25	579,000	(f)

Managed Care 1.3%
	Centene Corp.
1,050,000	6.13%, due 2/15/24	1,099,875
615,000	5.38%, due 6/1/26	637,478	(f)
1,375,000	WellCare Health Plans, Inc., 5.38%, due 8/15/26	1,405,938	(f)
		3,143,291
Media Content 4.9%
755,000	AMC Networks, Inc., 4.75%, due 8/1/25	729,519
685,000	Gray Television, Inc., 7.00%, due 5/15/27	712,126	(f)
540,000	Lions Gate Capital Holdings LLC, 5.88%, due 11/1/24	530,550	(f)
	Netflix, Inc.
480,000	4.38%, due 11/15/26	454,500
320,000	4.88%, due 4/15/28	304,000
340,000	6.38%, due 5/15/29	350,200	(f)
	Sinclair Television Group, Inc.
555,000	5.38%, due 4/1/21	556,388
635,000	5.13%, due 2/15/27	577,850	(f)
	Sirius XM Radio, Inc.
155,000	4.63%, due 5/15/23	154,806	(f)
2,245,000	6.00%, due 7/15/24	2,331,994	(f)
2,065,000	5.38%, due 7/15/26	2,046,518	(f)
800,000	5.00%, due 8/1/27	773,000	(f)
	Univision Communications, Inc.
318,000	6.75%, due 9/15/22	319,193	(f)
1,460,000	5.13%, due 5/15/23	1,365,100	(f)
565,000	WMG Acquisition Corp., 5.00%, due 8/1/23	560,762	(f)
		11,766,506
Medical Products 0.3%
765,000	Hologic, Inc., 4.38%, due 10/15/25	751,322	(f)

Metals - Mining Excluding Steel 5.4%
	Arconic, Inc.
285,000	5.87%, due 2/23/22	294,263
370,000	5.13%, due 10/1/24	372,312
215,000	Constellium NV, 6.63%, due 3/1/25	213,925	(f)
	FMG Resources (August 2006) Pty Ltd.
495,000	4.75%, due 5/15/22	493,609	(f)
505,000	5.13%, due 5/15/24	494,269	(f)
	Freeport-McMoRan, Inc.
2,065,000	3.88%, due 3/15/23	1,982,400
1,810,000	5.40%, due 11/14/34	1,601,850
1,180,000	5.45%, due 3/15/43	1,014,800
3,420,000	Hudbay Minerals, Inc., 7.63%, due 1/15/25	3,514,050	(f)
	Novelis Corp.
370,000	6.25%, due 8/15/24	373,700	(f)
2,460,000	5.88%, due 9/30/26	2,376,975	(f)
320,000	Teck Resources Ltd., 6.25%, due 7/15/41	332,800
		13,064,953
Oil Field Equipment & Services 2.1%
	Precision Drilling Corp.
2,060,000	7.75%, due 12/15/23	1,967,300
2,670,000	5.25%, due 11/15/24	2,289,525
1,075,000	Weatherford Bermuda Holdings Ltd., 4.50%, due 4/15/22	682,625
		4,939,450
Packaging 3.9%
	Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.
400,000	4.25%, due 9/15/22	395,920	(f)
210,000	4.63%, due 5/15/23	210,000	(f)
2,625,000	6.00%, due 2/15/25	2,552,812	(f)
1,040,000	Berry Plastics Corp., 5.13%, due 7/15/23	1,042,943
	BWAY Holding Co.
900,000	5.50%, due 4/15/24	879,192	(f)
580,000	7.25%, due 4/15/25	535,050	(f)
140,000	Crown Americas LLC/Crown Americas Capital Corp. IV, 4.50%, due 1/15/23	141,050
705,000	Crown Americas LLC/Crown Americas Capital Corp. VI, 4.75%, due 2/1/26	689,138
	Reynolds Group Issuer, Inc.
1,434,279	5.75%, due 10/15/20	1,439,730
1,585,000	5.13%, due 7/15/23	1,587,932	(f)
		9,473,767
Personal & Household Products 1.3%
	Energizer Holdings, Inc.
65,000	4.70%, due 5/19/21	65,488
1,075,000	4.70%, due 5/24/22	1,075,000
640,000	7.75%, due 1/15/27	659,424	(f)
320,000	Prestige Brands, Inc., 6.38%, due 3/1/24	318,400	(f)
1,120,000	Spectrum Brands, Inc., 5.75%, due 7/15/25	1,103,536
		3,221,848
Pharmaceuticals 2.9%
695,000	Endo Finance LLC/Endo Finco, Inc., 5.38%, due 1/15/23	567,294	(f)
	Endo Ltd./Endo Finance LLC/Endo Finco, Inc.
1,125,000	6.00%, due 7/15/23	919,260	(f)
425,000	6.00%, due 2/1/25	328,312	(f)
	Valeant Pharmaceuticals Int'l, Inc.
210,000	6.50%, due 3/15/22	217,088	(f)
215,000	5.50%, due 3/1/23	209,356	(f)
945,000	5.88%, due 5/15/23	925,741	(f)
330,000	7.00%, due 3/15/24	346,294	(f)
2,410,000	6.13%, due 4/15/25	2,277,450	(f)
1,265,000	5.50%, due 11/1/25	1,261,660	(f)
		7,052,455
Printing & Publishing 0.4%
725,000	Harland Clarke Holdings Corp., 8.38%, due 8/15/22	679,688	(f)
318,000	R.R. Donnelley & Sons Co., 7.88%, due 3/15/21	321,975
		1,001,663
Real Estate Development & Management 0.3%
765,000	Realogy Group LLC/Realogy Co-Issuer Corp., 5.25%, due 12/1/21	764,709	(f)

Real Estate Investment Trusts 1.9%
	MPT Operating Partnership L.P./MPT Finance Corp.
1,175,000	6.38%, due 3/1/24	1,227,875
1,590,000	5.50%, due 5/1/24	1,621,800
1,085,000	5.25%, due 8/1/26	1,090,425
500,000	Starwood Property Trust, Inc., 3.63%, due 2/1/21	492,810
		4,432,910
Recreation & Travel 0.8%
465,000	Cedar Fair L.P./Canada's Wonderland Co./Magnum Management Corp., 5.38%, due 4/15/27	465,000
795,000	NCL Corp. Ltd., 4.75%, due 12/15/21	799,969	(f)
665,000	Six Flags Entertainment Corp., 4.88%, due 7/31/24	658,350	(f)
		1,923,319
Restaurants 1.8%
	1011778 BC ULC/New Red Finance, Inc.
810,000	4.63%, due 1/15/22	811,604	(f)
985,000	4.25%, due 5/15/24	952,988	(f)
1,335,000	5.00%, due 10/15/25	1,288,275	(f)
1,185,000	KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC, 5.25%, due 6/1/26	1,199,812	(f)
		4,252,679
Software - Services 3.5%
	CDK Global, Inc.
285,000	5.00%, due 10/15/24	284,287
395,000	5.88%, due 6/15/26	403,394
389,000	4.88%, due 6/1/27	377,330
1,415,000	First Data Corp., 5.00%, due 1/15/24	1,445,953	(f)
1,142,000	Infor Software Parent LLC/Infor Software Parent, Inc., 7.13% Cash/7.88% PIK, due 5/1/21	1,150,565	(f)(h)
740,000	j2 Cloud Services LLC/j2 Global Co-Obligor, Inc., 6.00%, due 7/15/25	741,850	(f)
1,570,000	Nuance Communications, Inc., 6.00%, due 7/1/24	1,585,700
2,940,000	Rackspace Hosting, Inc., 8.63%, due 11/15/24	2,462,250	(f)
		8,451,329
Specialty Retail 1.2%
1,750,000	Liberty Media Corp., 8.50%, due 7/15/29	1,776,250
600,000	Penske Automotive Group, Inc., 5.38%, due 12/1/24	592,500
	QVC, Inc.
165,000	4.85%, due 4/1/24	164,763
455,000	5.45%, due 8/15/34	408,977
		2,942,490
Steel Producers - Products 0.8%
1,869,000	Big River Steel LLC/BRS Finance Corp., 7.25%, due 9/1/25	1,960,674	(f)

Support - Services 9.4%
2,815,000	ADT Corp., 4.88%, due 7/15/32	2,259,037	(f)
2,205,000	Anna Merger Sub, Inc., 7.75%, due 10/1/22	310,078	(f)
	Aramark Services, Inc.
1,485,000	5.13%, due 1/15/24	1,500,459
415,000	5.00%, due 2/1/28	405,144	(f)
	Avis Budget Car Rental LLC/Avis Budget Finance, Inc.
245,000	5.50%, due 4/1/23	243,775
2,915,000	5.25%, due 3/15/25	2,616,212	(f)
910,000	frontdoor, Inc., 6.75%, due 8/15/26	903,175	(f)
	Hertz Corp.
575,000	5.88%, due 10/15/20	569,250
375,000	7.63%, due 6/1/22	373,238	(f)
3,945,000	5.50%, due 10/15/24	3,234,900	(f)
550,000	Iron Mountain U.S. Holdings, Inc., 5.38%, due 6/1/26	523,188	(f)
	Iron Mountain, Inc.
1,385,000	6.00%, due 8/15/23	1,419,625
536,000	5.75%, due 8/15/24	531,980
530,000	5.25%, due 3/15/28	492,900	(f)
2,580,000	Olympus Merger Sub, Inc., 8.50%, due 10/15/25	2,151,075	(f)
2,514,000	Prime Security Services Borrower LLC/Prime Finance, Inc., 9.25%, due 5/15/23	2,658,555	(f)(i)
375,000	Ritchie Bros Auctioneers, Inc., 5.38%, due 1/15/25	376,875	(f)
565,000	ServiceMaster Co. LLC, 5.13%, due 11/15/24	552,287	(f)
540,000	Staples, Inc., 8.50%, due 9/15/25	518,400	(f)
	United Rentals N.A., Inc.
835,000	5.75%, due 11/15/24	855,875
230,000	5.50%, due 7/15/25	232,875
		22,728,903
Technology Hardware & Equipment 2.1%
	CDW LLC/CDW Finance Corp.
612,000	5.00%, due 9/1/23	613,530
400,000	5.00%, due 9/1/25	397,000
	CommScope Technologies LLC
2,163,000	6.00%, due 6/15/25	2,044,035	(f)
860,000	5.00%, due 3/15/27	733,064	(f)
435,000	Project Homestake Merger Corp., 8.88%, due 3/1/23	317,550	(f)
975,000	Western Digital Corp., 4.75%, due 2/15/26	906,750
		5,011,929
Telecom - Satellite 2.5%
	Intelsat Jackson Holdings SA
5,015,000	5.50%, due 8/1/23	4,557,381
875,000	8.50%, due 10/15/24	883,750	(f)
627,000	Intelsat Luxembourg SA, 8.13%, due 6/1/23	521,586
		5,962,717
Telecom - Wireless 5.4%
	Sprint Corp.
1,040,000	7.88%, due 9/15/23	1,105,000
3,780,000	7.13%, due 6/15/24	3,883,950
2,865,000	7.63%, due 3/1/26	2,976,019
	T-Mobile USA, Inc.
1,620,000	6.00%, due 3/1/23	1,660,500
445,000	6.00%, due 4/15/24	456,125
390,000	6.50%, due 1/15/26	412,425
575,000	4.50%, due 2/1/26	559,906
2,425,000	Wind Tre SpA, 5.00%, due 1/20/26	1,994,562	(f)
		13,048,487
Telecom - Wireline Integrated & Services 6.9%
2,379,000	Citizens Communications Co., 9.00%, due 8/15/31	1,302,502
1,940,000	Embarq Corp., 8.00%, due 6/1/36	1,833,300
1,075,000	Equinix, Inc., 5.88%, due 1/15/26	1,112,087
	Frontier Communications Corp.
270,000	7.13%, due 1/15/23	160,650
610,000	7.63%, due 4/15/24	330,925
3,955,000	11.00%, due 9/15/25	2,550,975
	Level 3 Financing, Inc.
1,610,000	5.38%, due 8/15/22	1,622,558
835,000	5.13%, due 5/1/23	827,694
1,250,000	5.38%, due 1/15/24	1,243,750
560,000	Telecom Italia Capital SA, 6.00%, due 9/30/34	487,368
2,111,000	U.S. West Communications Group, 6.88%, due 9/15/33	1,989,116
	Zayo Group LLC/Zayo Capital, Inc.
1,300,000	6.00%, due 4/1/23	1,306,500
420,000	6.38%, due 5/15/25	410,025
1,445,000	5.75%, due 1/15/27	1,396,145	(f)
		16,573,595
Theaters & Entertainment 2.3%
	AMC Entertainment Holdings, Inc.
2,335,000	5.75%, due 6/15/25	2,153,804
2,880,000	6.13%, due 5/15/27	2,563,200
755,000	Live Nation Entertainment, Inc., 4.88%, due 11/1/24	743,675	(f)
		5,460,679
	Total Corporate Bonds (Cost $347,038,983)	332,011,164

Convertible Bonds 0.3%

Energy - Exploration & Production 0.3%
955,000	Chesapeake Energy Corp., 5.50%, due 9/15/26 (Cost $953,534)	849,080

Asset-Backed Securities 1.7%
250,000	Annisa CLO Ltd., Ser. 2016-2A, Class ER, (3 month USD LIBOR + 6.00%), 8.76%, due 7/20/31	233,253	(a)(f)
250,000	Canyon Capital CLO Ltd., Ser. 2018-1A, Class E, (3 month USD LIBOR + 5.75%), 8.54%, due 7/15/31	232,206	(a)(f)
1,000,000	Galaxy XVIII CLO Ltd., Ser. 2018-28A, Class E, (3 month USD LIBOR + 6.00%), 8.79%, due 7/15/31	921,863	(a)(f)
	Magnetite CLO Ltd.
600,000	Ser. 2014-8A, Class ER2, (3 month USD LIBOR + 5.65%), 8.44%, due 4/15/31	571,430	(a)(f)
500,000	Ser. 2015-12A, Class ER, (3 month USD LIBOR + 5.68%), 8.47%, due 10/15/31	463,749	(a)(f)
675,000	Octagon Investment Partners 27 Ltd., Ser. 2016-1A, Class ER, (3 month USD LIBOR + 5.95%), 8.74%, due 7/15/30	642,112	(a)(f)
190,000	Octagon Investment Partners 39 Ltd., Ser. 2018-3A, Class E, (3 month USD LIBOR + 5.75%), 8.21%, due 10/20/30	179,103	(a)(f)
650,000	Post CLO Ltd., Ser. 2018-1A, Class E, (3 month USD LIBOR + 5.87%), 8.65%, due 4/16/31	607,802	(a)(f)
250,000	Voya CLO Ltd., Ser. 2016-3A, Class DR, (3 month USD LIBOR + 6.08%), 8.86%, due 10/18/31	236,210	(a)(f)
	Total Asset-Backed Securities (Cost $4,339,975)	4,087,728

NUMBER OF SHARES
Short-Term Investments 2.4%

Investment Companies 2.4%
5,827,700	State Street Institutional U.S. Government Money Market Fund Premier Class, 2.32%(j) (Cost $5,827,700)	5,827,700	(k)

	Total Investments 151.2% (Cost $380,907,115)	364,978,071

	Liabilities Less Other Assets (36.7)%	(88,612,092)	(l)

	Liquidation Value of Mandatory Redeemable Preferred Shares (14.5)%	(35,000,000)

	Net Assets Applicable to Common Stockholders 100.0%	$241,365,979

(a)	Variable or floating rate security. The interest rate shown was the current rate as of January 31, 2019 and changes periodically.
(b)
The stated interest rate represents the weighted average interest rate at January 31, 2019 of the underlying contracts within the Loan Assignment. Interest rates on the underlying contracts are primarily determined by reference to the indicated base lending rate and spread, which are indicated in the security description, and the reset period, which is generally weekly, monthly or quarterly.

(c)	Value determined using significant unobservable inputs.
(d)	All or a portion of this security was purchased on a delayed delivery basis.
(e)	All or a portion of this security had not settled as of January 31, 2019 and thus may not have an interest rate in effect. Interest rates do not take effect until settlement.
(f)
Securities were purchased under Rule 144A of the Securities Act of 1933, as amended, or are otherwise restricted and, unless registered under the Securities Act of 1933 or exempted from registration, may only be sold to qualified institutional investors or may have other restrictions on resale. At January 31, 2019, these securities amounted to $168,994,193, which represents 70.0% of net assets applicable to common stockholders of the Fund. These securities have been deemed by the investment manager to be liquid.

(g)	When-issued security. Total value of all such securities at January 31, 2019 amounted to $5,684,228, which represents 2.4% of net assets applicable to common stockholders of the Fund.
(h)	Payment-in-kind (PIK) security.
(i)	All or a portion of the security is pledged as collateral for swap contracts, when-issued and/or delayed delivery securities.
(j)	Represents 7-day effective yield as of January 31, 2019.
(k)	All or a portion of this security is segregated in connection with obligations for swap contracts, when-issued and/or delayed delivery securities with a total value of $5,827,700.
(l)	Includes the impact of the Fund's open positions in derivatives at January 31, 2019.

See Notes to Schedule of Investments

Schedule of Investments High Yield Strategies Fund Inc.^
(Unaudited) (cont’d)

Derivative Instruments

Interest rate swap contracts ("interest rate swaps")

At January 31, 2019, the Fund had outstanding interest rate swaps as follows:

Centrally cleared interest rate swaps

Clearinghouse	Notional Amount	Fund Receives/ Pays Floating Rate	Floating Rate Index	Annual Fixed-Rate	Frequency of Fund Receipt/ Payment		Maturity Date	Unrealized Appreciation/ (Depreciation)	Accrued Net Interest Receivable/ (Payable)	Value
CME	USD 20,000,000	Receive	3-month LIBOR	1.29%	3M/6	M	4/17/2019	$60,961	$(51,537)	$9,424
CME	USD 25,000,000	Receive	3-month LIBOR	1.14%	3M/6	M	6/17/2021	832,175	54,295	886,470
CME	USD 20,000,000	Receive	3-month LIBOR	0.99%	3M/6	M	6/29/2021	740,985	32,712	773,697
Total								$1,634,121	$35,470	$1,669,591

See Notes to Schedule of Investments

Schedule of Investments High Yield Strategies Fund Inc.^
(Unaudited) (cont’d)

The following is a summary, categorized by Level (see Notes to Schedule of Investments), of inputs used to value the Fund's investments as of January 31, 2019:
Asset Valuation Inputs

	Level 1	Level 2	Level 3(b)	Total
Investments:
Loan Assignments
Health Care	$—	$715,251	$1,027,290	$1,742,541
Other Loan Assignments(a)	—	20,459,858	—	20,459,858
Total Loan Assignments	—	21,175,109	1,027,290	22,202,399
Corporate Bonds(a)	—	332,011,164	—	332,011,164
Convertible Bonds(a)	—	849,080	—	849,080
Asset-Backed Securities	—	4,087,728	—	4,087,728
Short-Term Investments	—	5,827,700	—	5,827,700
Total Investments	$—	$363,950,781	$1,027,290	$364,978,071

(a)	The Schedule of Investments provides information on the industry or sector categorization for the portfolio.

(b)	The following is a reconciliation between the beginning and ending balances of investments in which unobservable inputs (Level 3) were used in determining value:

	Beginning balance, as of 11/1/2018	Accrued discounts/ (premiums)	Realized gain/ (loss)	Change in unrealized appreciation/ (depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance, as of 1/31/2019	Net change in unrealized appreciation/ (depreciation) from investments still held as of 1/31/2019
Investments in Securities:
Loan Assignments(c)
Health Care	$—	$95	$12	$(52,881)	$—	$(2,913)	$1,082,977	$—	$1,027,290	$(52,881)
Lodging & Casinos	2,551,747	(1,277)	(47,489)	(89,981)	—	(2,413,000)	—	—	—	—
Total	$2,551,747	$(1,182)	$(47,477)	$(142,862)	$—	$(2,415,913)	$1,082,977	$—	$1,027,290	$(52,881)

(c)
Securities categorized as Level 3 were valued using a single quotation obtained from a dealer. The Fund does not have access to unobservable inputs and therefore cannot disclose such inputs used in formulating such quotation.

The following is a summary, categorized by Level (see Notes to Schedule of Investments), of inputs used to value the Fund's derivatives as of January 31, 2019:

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Swaps
Assets	$—	$1,669,591	$—	$1,669,591
Total	$—	$1,669,591	$—	$1,669,591

^	A balance indicated with a "-", either reflects a zero balance or an amount that rounds to less than 1.

See Notes to Schedule of Investments

January 31, 2019
Notes to Schedule of Investments (Unaudited)

†
In accordance with Accounting Standards Codification 820 “Fair Value Measurement” (“ASC 820”), all investments held by Neuberger Berman High Yield Strategies Fund Inc. (the “Fund”) are carried at the value that Neuberger Berman Investment Advisers LLC ("Management") believes the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment under current market conditions. Various inputs, including the volume and level of activity for the asset or liability in the market, are considered in valuing the Fund's investments, some of which are discussed below. Significant Management judgment may be necessary to value investments in accordance with ASC 820.

ASC 820 established a three-tier hierarchy of inputs to create a classification of value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, amortized cost, etc.)
•	Level 3 – unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing an investment are not necessarily an indication of the risk associated with investing in those securities.

The value of the Fund’s investments in debt securities is determined by Management primarily by obtaining valuations from independent pricing services based on readily available bid quotations, or if quotations are not available, by methods which include various considerations based on security type (generally Level 2 inputs). In addition to the consideration of yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions, the following is a description of other Level 2 inputs and related valuation techniques used by independent pricing services to value certain types of debt securities held by the Fund:

Corporate Bonds. Inputs used to value corporate debt securities generally include relative credit information, observed market movements, sector news, U.S. Treasury yield curve or relevant benchmark curve, and other market information, which may include benchmark yields, reported trades, broker-dealer quotes, issuer spreads, benchmark securities, bids, offers, and reference data, such as market research publications, when available (“Other Market Information”).

Asset-Backed Securities. Inputs used to value asset-backed securities generally include models that consider a number of factors, which may include the following: prepayment speeds, cash flows, spread adjustments and Other Market Information.

Convertible Bonds. Inputs used to value convertible bonds generally include underlying stock data, dealer  quotes, conversion premiums, listed bond and preferred stock prices and other market information, which may include benchmark curves, trade execution data, and sensitivity analysis, when available.

High Yield Securities. Inputs used to value high yield securities generally include a number of observations of equity and credit default swap curves related to the issuer and Other Market Information.

The value of loan assignments is determined by Management primarily by obtaining valuations from independent pricing services based on broker quotes (generally Level 2 or Level 3 inputs depending on the number of quotes available).

The value of interest rate swaps is determined by Management primarily by obtaining valuations from independent pricing services based on references to the underlying rates including the local overnight index swap rate and the respective interbank offered forward rate to produce the daily price. The present value is calculated based off of expected cash flows based on swap parameters along with reference to the underlying yield curve and reference rate (generally Level 2 inputs).

Management has developed a process to periodically review information provided by independent pricing services for all types of securities.

Investments in non-exchange traded investment companies are valued using the respective fund’s daily calculated net asset value per share (Level 2 inputs).

  January 31, 2019
Notes to Schedule of Investments (Unaudited) (cont'd)

If a valuation is not available from an independent pricing service, or if Management has reason to believe that the valuation received does not represent the amount the Fund might reasonably expect to receive on a current sale in an orderly transaction, Management seeks to obtain quotations from brokers or dealers (generally considered Level 2 or Level 3 inputs depending on the number of quotes available). If such quotations are not readily available, the security is valued using methods the Fund’s Board of Directors has approved in the good-faith belief that the resulting valuation will reflect the fair value of the security. Numerous factors may be considered when determining the fair value of a security based on Level 2 or Level 3 inputs, including available analyst, media or other reports, securities within the same industry with recent highly correlated performance, trading in futures or American Depositary Receipts and whether the issuer of the security being fair valued has other securities outstanding.

Fair value prices are necessarily estimates, and there is no assurance that such a price will be at or close to the price at which the security is next quoted or next trades.

In August 2018, FASB issued Accounting Standards Update No. 2018-13, “Fair Value Measurement (Topic 820: Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement” (“ASU 2018-13”).  ASU 2018-13 eliminates the requirement to disclose the amount of and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the timing of transfers between levels of the fair value hierarchy and the valuation processes for Level 3 fair value measurements. ASU 2018-13 will require the need to disclose the range and weighted average used to develop significant unobservable inputs for Level 3 fair value measurements and the changes in unrealized gains and losses for recurring Level 3 fair value measurements. ASU 2018-13 will also require that information is provided about the measurement uncertainty of Level 3 fair value measurements as of the reporting date. The guidance is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019 and allows for early adoption of either the entire standard or only the provisions that eliminate or modify the requirements. Management has elected to adopt early the provisions that eliminate disclosure requirements. Management is still currently evaluating the impact of applying the rest of the guidance.

For information on the Fund’s significant accounting policies, please refer to the Fund’s most recent stockholder reports.

January 31, 2019
Notes to Schedule of Investments (Unaudited) (cont'd)

Legend

Benchmarks
LIBOR = London Interbank Offered Rate

Clearinghouses:
CME = CME Group, Inc.

Payment Frequency:
3M = 3 Months
6M = 6 Months

For information on the Fund’s significant accounting policies, please refer to the Fund’s most recent stockholder reports.

Item 2. Controls and Procedures.
(a)
Based on an evaluation of the disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act), as of a date within 90 days of the filing date of this report, the Chief Executive Officer and President and the Treasurer and Principal Financial and Accounting Officer of the Registrant have concluded that such disclosure controls and procedures are effectively designed to ensure that information required to be disclosed by the Registrant on Form N-Q is accumulated and communicated to the Registrant’s management to allow timely decisions regarding required disclosure.

(b)
There were no significant changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.
The certifications required by Rule 30a-2(a) of the 1940 Act are filed herewith.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Neuberger Berman High Yield Strategies Fund Inc.
By: /s/ Joseph V. Amato
Joseph V. Amato
Chief Executive Officer and President
Date:  March 27, 2019
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.
By: /s/ Joseph V. Amato
Joseph V. Amato
Chief Executive Officer and President

Date:  March 27, 2019
By: /s/ John M. McGovern
John M. McGovern
Treasurer and Principal Financial
and Accounting Officer

Date:  March 27, 2019